3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Public offering warrants	0	(587)
Series B warrants	$ (956)	$ (1,483)	$ (1,548)
Total long-term liabilities at fair value	$ (956)	$ (2,070)
Level 1
Public offering warrants	0	0
Series B warrants	$ 0	$ 0	0
Total long-term liabilities at fair value	$ 0	$ 0
Level 2
Public offering warrants	0	0
Series B warrants	$ 0	$ 0	0
Total long-term liabilities at fair value	$ 0	$ 0
Level 3
Public offering warrants	0	(587)
Series B warrants	$ (956)	$ (1,483)	$ (1,548)
Total long-term liabilities at fair value	$ (956)	$ (2,070)